Accounting and Reporting Changes	12 Months Ended
Dec. 31, 2020
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Accounting and Reporting Changes
Note 2     Accounting and Reporting Changes
(a) Changes in accounting and reporting policy
(i) Amendments to IFRS 3 “Business Combinations”
Amendments to IFRS 3 “Business Combinations” were issued in October 2018 and are effective for business combinations occurring on or after January 1, 2020, with earlier application permitted. The amendments revise the definition of a business and permit a simplified assessment of whether an acquired set of activities and assets qualifies as a business. Application of the amendments are expected to result in fewer acquisitions qualifying as business combinations. Adoption of these amendments did not have a significant impact on the Company’s Consolidated Financial Statements.
(ii) Amendments to IAS 1 “Presentation of Financial Statements” and IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors”
Amendments to IAS 1 “Presentation of Financial Statements” and IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” were issued in October 2018. The amendments are effective for annual periods beginning on or after January 1, 2020 and are to be applied prospectively. The amendments update the definition of material. Adoption of these amendments did not have a significant impact on the Company’s Consolidated Financial Statements.
(iii) Interest Rate Benchmark Reform Amendments to IFRS 9, IAS 39 and IFRS 7
Amendments to IFRS 9, IAS 39 and IFRS 7 were issued in September 2019 related to interest rate benchmark reform and are effective retrospectively for annual periods beginning on or after January 1, 2020. The amendments provide temporary relief for hedge accounting to continue during the period of uncertainty before replacement of an existing interest rate benchmark with an alternative risk-free rate. The amendments apply to all hedge accounting relationships that are affected by the interest rate benchmark reform. The IASB has issued further guidance addressing various accounting issues that will arise when the existing interest rate benchmark has been replaced (refer to note 2(b)). Adoption of these amendments did not have a significant impact on the Company’s Consolidated Financial Statements.
(b) Future accounting and reporting changes
(i) IFRS 17 “Insurance Contracts” and IFRS 9 “Financial Instruments”
Amendments to IFRS 17 “Insurance Contracts” were issued in June 2020 and include a two-year
deferral of the effective date along with other changes targeted to address implementation concerns and challenges raised by stakeholders. Amendments include changes to loss recovery components for reinsurance contracts held, services related to investment activities and the allocation of acquisition cash flows. IFRS 17 as amended, is effective for years beginning on January 1, 2023, to be applied retrospectively. If full retrospective application to a group of contracts is impractical, the modified retrospective or fair value methods may be used.
In conjunction with the amendments to IFRS 17, the IASB also amended IFRS 4 “Insurance Contracts” to permit eligible insurers to apply IFRS 9 effective January 1, 2023, alongside IFRS 17.
The Company continues its assessment of the implications of this standard and expects that it will have a significant impact on the Company’s Consolidated Financial Statements. The establishment of a Contractual Service Margin on the Company’s
in-force
business is expected to lead to an increase in insurance contract liabilities and corresponding decrease in equity upon transition. The Contractual Service Margin represents unearned profits that are expected to amortize into income as services are provided. The Company continues to evaluate the potential impacts of all other changes including available accounting policy choices under IFRS 17 on the measurement of its insurance contract liabilities.
(ii) Annual Improvements 2018–2020 Cycle
Annual Improvements 2018–2020 Cycle was issued in May 2020 and is effective on or after January 1, 2022. The IASB issued four minor amendments to different standards as part of the Annual Improvements process, to be applied prospectively. Adoption of these amendments is not expected to have a significant impact on the Company’s Consolidated Financial Statements.
(iii) Amendments to IFRS 3 “Business Combinations”
Amendments to IFRS 3 “Business Combinations” were issued in May 2020, and are effective on or after January 1, 2022, with earlier application permitted. The amendments update references within IFRS 3 to the 2018 Conceptual Framework and require that the principles in IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” be used to identify liabilities and contingent assets arising from a business combination. Adoption of these amendments is not expected to have a significant impact on the Company’s Consolidated Financial Statements.
(iv) Amendments to IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”
Amendments to IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” were issued in May 2020, and are effective on or after January 1, 2022, with earlier application permitted. The amendments address identifying onerous contracts and specify the cost of fulfilling a contract which includes all costs directly relate to the contract. These include incremental direct costs and allocations of other costs that relate directly to fulfilling the contract. Adoption of these amendments is not expected to have a significant impact on the Company’s Consolidated Financial Statements.

(v) Interest Rate Benchmark Reform Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 were issued in August 2020 related to interest rate benchmark reform and are effective retrospectively for annual periods beginning January 1, 2021. The amendments provide relief from modification of financial assets and liabilities, and discontinuation of hedge relationships, when changing interest rate benchmarks from LIBOR to a replacement benchmark. The amendments include a practical expedient to treat changes in risk free rates as a change to a floating interest rate with an update to the effective rate of interest, rather than as a change in future cash flows which might require adjustments to carrying values through recording a modification gain or loss. Adoption of these amendments is not expected to have a significant impact on the Company’s Consolidated Financial Statements.